Capital and reserves - Share capital (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 ILS (₪) Vote ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2019 USD ($) shares
Number of ordinary shares (issued and paid up):
Ordinary shares value | $				$ 88		$ 88
Issued capital | $				$ 88		$ 88
Ordinary shares
Number of ordinary shares (issued and paid up):
Par value | (per share)		₪ 0.03	₪ 0.03	$ 0	₪ 0.03
Stock split ratio		10
Number of new shares per existing shares issued upon stock split		9
Number of ordinary shares balance of the year		100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares value		₪ 300	₪ 300	$ 88	₪ 300	$ 88
Issued capital		₪ 300	₪ 300	$ 88	₪ 300	$ 88
Authorised share capital		350,000,001	350,000,001	350,000,001	350,000,001	350,000,001
Number of votes per share | Vote			1
Initial Public Offering
Number of ordinary shares (issued and paid up):
Number of shares issued (in shares)	15,000,000
Initial Public Offering | Ordinary shares
Number of ordinary shares (issued and paid up):
Number of shares issued (in shares)	15,000,000